United States
Securities and Exchange Commission
Washington, D.C.  20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one):   [  ] is a restatement
				   [  ] adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:		Pyramis Global Advisors Trust Company
Address:	900 Salem Street
		Smithfield, RI  02917

13F File Number:  28-12283

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Ashling Kanavos
Title:	Vice President - Fideilty Management & Research Company
	Duly authorized under Power of Attorney
	dated April 6, 2009, by William E. Dailey
	Senior Vice President and Chief Financial Officer - PGATC
Phone:	617-563-8879


Signature, Place, and Date of Signing:


/s/ Ashling Kanavos		Boston, MA	November 12, 2010


Report Type (Check only one.):

[  ]		13F HOLDINGS REPORT.

[ X] 		13F NOTICE

[  ]		13F COMBINATION REPORT


List of other managers reporting for this manager:

28-451 FMR LLC


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		0

Form 13F Information Table Value Total:		$0	(x1000)

List Of Other Included Managers:


NONE